Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation	Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or capital gains tax under current Bermuda law. In the event that there is a change in current law such that taxes on income or capital gains are imposed, the Company and its Bermuda domiciled subsidiaries would be exempt from such tax until March 2035 pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Hong Kong, Canada, France, Ireland, Singapore, Switzerland and the U.S.
Income tax returns are open for examination for the tax years 2013-2021 in the U.S., 2016-2021 in Hong Kong, 2017-2021 in Canada, Singapore and Ireland, 2018-2021 in France and 2019-2021 in Switzerland. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax expense (benefit) for the years ended December 31, 2021, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2021	2020	2019
Current income tax expense (benefit)
U.S.	$31,216	$(97,155)	$12,899
Non U.S.	18,293	44,764	64,069
Total current income tax expense (benefit)	$49,509	$(52,391)	$76,968
Deferred income tax (benefit) expense
U.S.	$(9,404)	$60,932	$(25,850)
Non U.S.	(1,687)	(25,560)	4,268
Total deferred income tax (benefit) expense	$(11,091)	$35,372	$(21,582)
Unrecognized tax (benefit) expense
U.S.	$—	$—	$—
Non U.S.	(199)	3,928	(2,850)
Total unrecognized tax (benefit) expense	$(199)	$3,928	$(2,850)
Total income tax expense (benefit)
U.S.	$21,812	$(36,223)	$(12,951)
Non U.S.	16,407	23,132	65,487
Total income tax expense (benefit)	$38,219	$(13,091)	$52,536
Income before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income before taxes was as follows for the years ended December 31, 2021, 2020 and 2019 (in thousands of U.S. dollars):

	2021	2020	2019
Domestic (Bermuda)	$636,043	$3,894	$715,912
Foreign	125,580	237,204	273,372
Income before taxes	$761,623	$241,098	$989,284

Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	5.7	15.5	6.5
Impact of foreign exchange gains or losses	(0.1)	(8.1)	(0.5)
Unrecognized tax expense (benefit)	—	1.6	0.2
Tax-exempt income and expenses not deductible	(0.4)	(1.4)	(0.6)
Foreign branch tax	0.1	(3.3)	(1.2)
Valuation allowance	0.6	3.4	0.7
Other	(0.9)	(13.1)	0.2
Actual tax rate	5.0%	(5.4)%	5.3%
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The Company did not make use of any direct support measures. It was only the Company’s U.S. subsidiaries that benefited from the CARES Act through the passage of modified tax loss carry-back rules that allow losses to be carried back to years with a higher tax rate. As a result, the Company’s U.S. subsidiaries realized a tax benefit of $35 million (or a reduction of 14.4 points on the effective tax rate) for the year ended December 31, 2020, which is included in Other in the table above.
On September 1, 2019, the Canton of Zurich, Switzerland enacted legislation to reduce the current corporate income tax rate from 21.15% to 19.7% in 2021. As a result, deferred tax assets and liabilities in Switzerland were revalued at December 31, 2019, resulting in an income tax benefit of $6 million (or a reduction of 0.6 points on the effective tax rate) for the year ended December 31, 2019, which is included in Other in the table above.
The components of net tax assets and liabilities at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	December 31, 2021	December 31, 2020
Net tax assets	$154,472	$182,077
Net tax liabilities	(90,974)	(131,621)
Net tax assets	$63,498	$50,456

	December 31, 2021	December 31, 2020
Net current tax assets	$117,872	$112,992
Net deferred tax liabilities	(45,098)	(52,263)
Net unrecognized tax benefit	(9,276)	(10,273)
Net tax assets	$63,498	$50,456
Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	December 31, 2021	December 31, 2020
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$18,340	$11,741
Foreign tax credit carryforwards	180,510	198,263
Tax loss carryforwards	106,555	57,485
Unearned premiums	36,421	34,760
Statutory basis funds held	58,899	—
Unrealized appreciation and timing differences on foreign exchange revaluations	3,838	20,493
Other deferred tax assets	47,034	42,754
	$451,597	$365,496
Valuation allowance	(211,798)	(211,167)
Deferred tax assets	$239,799	$154,329
Deferred tax liabilities
Deferred acquisition costs	$75,924	$67,850
Goodwill and other intangibles	56,870	58,224
Statutory basis reserves	114,240	—
Equalization reserves	7,192	7,366
Unrealized appreciation and timing differences on investments	4,877	46,389
Other deferred tax liabilities	25,794	26,763
Deferred tax liabilities	$284,897	$206,592
Net deferred tax liabilities	$(45,098)	$(52,263)
Realization of deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2021 relates to a foreign tax credit carryforward of $181 million in Ireland, and net deferred tax assets of $6 million in Canada, $12 million in the United Kingdom and $13 million in the United States. The valuation allowance recorded at December 31, 2020 related to a foreign tax credit carryforward of $198 million in Ireland, and net deferred tax assets of $3 million in Canada, $3 million in the United Kingdom and $7 million in the United States.
At December 31, 2021, the deferred tax assets included tax loss carryforwards (after valuation allowance) of $44 million in the United States, $19 million in Singapore, $6 million in Switzerland, $5 million in Canada and $2 million in Hong Kong. These can be carried forward for an unlimited period of time except Canada which is limited to twenty years and Switzerland which is limited to seven years. At December 31, 2020, the deferred tax assets included tax loss carryforwards (after valuation allowance) of $23 million in Singapore, $2 million in Hong Kong and $13 million in France that can be carried forward for an unlimited period of time.
The total amount of unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019 was as follows (in thousands of U.S. dollars):

	2021	2020	2019
Balance at January 1	$10,273	$5,689	$8,743
Changes in tax positions taken during a prior year	(199)	3,870	(4,229)
Tax positions taken during the current year	—	—	1,379
Impact of the change in foreign currency exchange rates	(798)	714	(204)
Balance at December 31	$9,276	$10,273	$5,689
For the years ended December 31, 2021, 2020 and 2019, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as Income tax expense (benefit) in the Consolidated Statements of Operations.
At December 31, 2021, an unrecognized tax benefit of $3 million is reasonably expected to reverse within twelve months.